11. NON CONTROLLING INTEREST (Tables)	6 Months Ended
Jun. 30, 2014
Noncontrolling Interest [Abstract]
Net loss attributable to non-controlling interest
June 30, 2014
Net loss	$2,194
Average Non-controlling interest percentage	1.33%
Net loss attributable to the non-controlling interest	$29

Changes in non-controlling interest
Balance, December 31, 2013	$–
Transfer (to) from the non-controlling interest as a result of change in ownership	–
Net loss attributable to the non-controlling interest	(29)
Balance, June 30, 2014	$(29)